Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Leases balances
Right-of-use asset	€ 4,449,675		€ 4,316,440
Lease Agreements
Lease Transactions
Depreciation	10,924	€ 10,519
Interest expense	759	902
Lease expense	741	646
Leases balances
Right-of-use asset	106,208		116,975
Lease liability	108,662		119,281
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	4,066	3,958
Interest expense	268	335
Lease expense	741	608
Leases balances
Right-of-use asset	43,504		48,794
Lease liability	44,607		50,997
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	6,858	6,561
Interest expense	491	567
Lease expense		€ 38
Leases balances
Right-of-use asset	62,704		68,181
Lease liability	€ 64,055		€ 68,284